SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Jan. 02, 2022
Segment Reporting [Abstract]
Schedule of Allocation of Net Revenues Based on Geography	The following table summarizes the allocation of net revenue based on geography:

	Fiscal Year
(In thousands)	2021	2020	2019
United States(1)	$227,499	$235,606	$433,293
France	88,454	125,366	138,423
China	25,519	12,496	119,010
Italy	83,957	41,882	41,126
Rest of world(2)	357,850	429,486	466,449
Total revenue	$783,279	$844,836	$1,198,301
(1)During fiscal years 2021, 2020 and 2019, we had sales of $225.9 million, $231.2 million and $426.5 million, respectively, to SunPower representing the sale of solar modules to SunPower. The pricing term prior to the
Spin-off was made at transfer prices determined based on management’s assessment of market-based pricing terms. Subsequent to the Spin-off, pricing is based on the Supply Agreement with SunPower.
(2)Revenue included under “Rest of the world” comprise of countries that are individually less than 10% for the periods presented.

Schedule of Property, Plant and Equipment by Geography
The following table summarizes the allocation of net property, plant, and equipment based on geography:

	As of
(In thousands)	January 2, 2022	January 3, 2021
Malaysia	$240,711	$139,421
Philippines	69,740	79,506
Mexico	67,208	17,792
Europe	6,714	8,896
Singapore	1,314	24
United States	933	1,266
Rest of world	10	3
Property, plant, and equipment, net, by geography	$386,630	$246,908